SCHEDULE OF CONTRACT COSTS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Aug. 31, 2025	Feb. 28, 2025
Contract Costs
Balance at beginning of the period	$ 109,042
Additions	818,995	109,042
Recognized to cost of revenue during the period	(505,604)
Balance at end of the period	$ 422,433	$ 109,042